Related Party Transactions (Details Narrative)				1 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($) shares	Feb. 05, 2021 shares	Jan. 14, 2021 shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Lease liability						$ 1,735,503	$ 16,630
Related party expenses						$ 58,020	$ 59,500
Accounts payable and accrued liabilities								$ 442,422
Loan description						Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 31.3). These parties, except the CEO, obtained the same interests in Canopy Management, LLC; the CEO obtained 92.5% of Canopy Management (Note 31.4).
Number of common shares issued | shares		10,231,784	600,000	1,953,125	23,162,579		1,153,095
Fair value of shares				$ 349,809
Proceeds from issuance of stock	$ 394,546
Number of PBIC common stock issued | shares	2,444,444
Number of warrants issued | shares	2,444,444						6,818,182
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities						$ 1,154	$ 1,946
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Leased Equipment						33,260
Payment for vehicles and equipment						17,802
Leases liabilities payable						1,003,373	39,479
Royalties						$ 19,035	$ 19,972
Individuals [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							500,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							750,000
Chief Market Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							750,000
Chief Accounting Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares							250,000
Chief Operating Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted | shares						500,000
Director [Member]
IfrsStatementLineItems [Line Items]
Stock issued for compensation, shares | shares						100,908	1,200,000
Stock issued for compensation, value						$ 14,187	$ 82,094
Directors fees						18,000	18,000
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities						1,199,826	441,424
Trail [Member]
IfrsStatementLineItems [Line Items]
Lease charges						73,000	77,000
Lease liability						242,228	12,532
Lars [Member]
IfrsStatementLineItems [Line Items]
Lease charges						$ 60,000
Lease liability							$ 727,885